First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 26.0%
	Banks – 3.9%
1,008	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$28,708
76,419	Bank of America Corp., Series LL	5.00%	(a)	2,063,313
321,501	Fifth Third Bancorp, Series A (b)	6.00%	(a)	8,587,292
56,961	First Midwest Bancorp, Inc., Series A (b)	7.00%	(a)	1,629,085
70,463	First Republic Bank, Series M	4.00%	(a)	1,761,575
143,945	JPMorgan Chase & Co., Series LL (b)	4.63%	(a)	3,785,753
219,000	JPMorgan Chase & Co., Series MM	4.20%	(a)	5,490,330
272,168	Pinnacle Financial Partners, Inc., Series B (b)	6.75%	(a)	7,721,406
438,536	Signature Bank, Series A (b)	5.00%	(a)	11,537,882
127,907	Wells Fargo & Co., Series DD	4.25%	(a)	3,200,233
205,000	WesBanco, Inc., Series A (b) (c)	6.75%	(a)	5,904,000
278,658	Wintrust Financial Corp., Series E (b) (c)	6.88%	(a)	8,028,137
				59,737,714
	Capital Markets – 2.0%
61,511	Affiliated Managers Group, Inc.	4.75%	09/30/60	1,643,574
177,000	Affiliated Managers Group, Inc.	4.20%	09/30/61	4,424,115
195,290	Apollo Global Management, Inc., Series B (b)	6.38%	(a)	5,280,642
369,562	Carlyle Finance LLC (d)	4.63%	05/15/61	9,355,462
269,834	KKR Group Finance Co., IX LLC	4.63%	04/01/61	7,081,793
48,026	Legg Mason, Inc. (d)	5.45%	09/15/56	1,213,142
34,927	Oaktree Capital Group LLC, Series A (d)	6.63%	(a)	973,066
				29,971,794
	Diversified Financial Services – 0.9%
508,291	Equitable Holdings, Inc., Series A (b)	5.25%	(a)	13,495,126
	Diversified Telecommunication Services – 0.8%
278,491	Qwest Corp. (d)	6.50%	09/01/56	7,062,532
217,759	Qwest Corp. (b) (d)	6.75%	06/15/57	5,744,482
				12,807,014
	Electric Utilities – 1.1%
245,850	Brookfield BRP Holdings Canada, Inc. (b)	4.63%	(a)	6,169,606
195,763	Brookfield Infrastructure Finance ULC (d)	5.00%	05/24/81	5,118,224
2,671	SCE Trust III, Series H (c)	5.75%	(a)	67,710
120,245	SCE Trust IV, Series J (c)	5.38%	(a)	3,012,137
51,468	SCE Trust V, Series K (c)	5.45%	(a)	1,312,434
63,514	Southern (The) Co., Series 2020 (d)	4.95%	01/30/80	1,703,445
				17,383,556
	Equity Real Estate Investment Trusts – 0.9%
173,153	Global Net Lease, Inc., Series A (d)	7.25%	(a)	4,560,850
17,466	National Storage Affiliates Trust, Series A	6.00%	(a)	468,438
339,833	Public Storage, Series P	4.00%	(a)	8,662,343
				13,691,631
	Food Products – 1.7%
397,807	CHS, Inc., Series 2 (b) (c)	7.10%	(a)	11,277,829
546,059	CHS, Inc., Series 3 (b) (c)	6.75%	(a)	15,382,482
				26,660,311
	Gas Utilities – 0.3%
197,017	South Jersey Industries, Inc. (b) (d)	5.63%	09/16/79	5,278,085

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.3%
164,218	Brookfield Renewable Partners L.P., Series 17 (d)	5.25%	(a)	$4,297,585
	Insurance – 7.6%
501,024	Aegon Funding Co., LLC (b) (d)	5.10%	12/15/49	13,527,648
582,860	American Equity Investment Life Holding Co., Series A (b) (c)	5.95%	(a)	16,594,024
247,925	American Equity Investment Life Holding Co., Series B (b) (c)	6.63%	(a)	7,048,508
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,335,779
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,662,132
192,000	Arch Capital Group Ltd., Series G (d)	4.55%	(a)	4,945,920
63,510	Aspen Insurance Holdings Ltd. (d)	5.63%	(a)	1,770,024
343,285	Aspen Insurance Holdings Ltd. (b)	5.63%	(a)	9,248,098
215,300	Assurant, Inc. (b)	5.25%	01/15/61	5,888,455
80,421	Athene Holding Ltd., Series A (c)	6.35%	(a)	2,392,525
107,962	Athene Holding Ltd., Series C (b) (c)	6.38%	(a)	3,103,907
81,045	Axis Capital Holdings Ltd., Series E (b)	5.50%	(a)	2,053,680
160,504	CNO Financial Group, Inc. (d)	5.13%	11/25/60	4,405,835
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (e)	3.35%	05/15/37	13,145,625
167,241	Global Indemnity Group LLC (d)	7.88%	04/15/47	4,428,542
219,861	Globe Life, Inc.	4.25%	06/15/61	5,783,444
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,543,981
387,768	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	9,884,206
1,554	W.R. Berkley Corp.	5.10%	12/30/59	42,564
				116,804,897
	Mortgage Real Estate Investment Trusts – 0.5%
23,458	AGNC Investment Corp., Series C (c) (d)	7.00%	(a)	616,007
221,445	AGNC Investment Corp., Series F (c) (d)	6.13%	(a)	5,624,703
77,579	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	2,024,812
				8,265,522
	Multi-Utilities – 1.8%
80,764	Algonquin Power & Utilities Corp. (c) (d)	6.88%	10/17/78	2,245,239
83,713	Algonquin Power & Utilities Corp., Series 19-A (c) (d)	6.20%	07/01/79	2,341,453
84,154	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	2,196,419
675,875	Integrys Holding, Inc. (c) (d)	6.00%	08/01/73	17,748,477
82,138	Sempra Energy	5.75%	07/01/79	2,288,365
				26,819,953
	Oil, Gas & Consumable Fuels – 1.5%
35,235	Energy Transfer L.P., Series C (c)	7.38%	(a)	883,341
1,879	Energy Transfer L.P., Series D (c)	7.63%	(a)	47,651
537,695	Energy Transfer L.P., Series E (c)	7.60%	(a)	13,485,391
194,804	NuStar Energy L.P., Series A (c)	8.50%	(a)	4,907,113
135,233	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (d) (e)	6.86%	01/15/43	3,417,338
				22,740,834
	Real Estate Management & Development – 1.3%
242,025	Brookfield Property Partners L.P., Series A (d)	5.75%	(a)	5,927,192
360,341	Brookfield Property Partners L.P., Series A2 (b) (d)	6.38%	(a)	9,163,472
193,641	Brookfield Property Preferred L.P.	6.25%	07/26/81	4,831,343
				19,922,007
	Trading Companies & Distributors – 0.7%
62,494	Air Lease Corp., Series A (b) (c)	6.15%	(a)	1,704,836

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors (Continued)
285,957	WESCO International, Inc., Series A (c)	10.63%	(a)	$8,878,965
				10,583,801
	Wireless Telecommunication Services – 0.7%
75,137	United States Cellular Corp. (d)	6.25%	09/01/69	2,087,306
298,466	United States Cellular Corp. (d)	5.50%	06/01/70	7,782,501
				9,869,807
	Total $25 Par Preferred Securities			398,329,637
	(Cost $373,084,185)
$100 PAR PREFERRED SECURITIES – 3.8%
	Banks – 3.5%
80,000	AgriBank FCB (c)	6.88%	(a)	8,780,000
179,000	CoBank ACB, Series F (b) (c)	6.25%	(a)	18,974,000
82,220	CoBank ACB, Series G (b)	6.13%	(a)	8,468,660
54,250	CoBank ACB, Series H (b) (c)	6.20%	(a)	5,978,350
102,000	Farm Credit Bank of Texas (b) (c) (f)	6.75%	(a)	11,016,000
				53,217,010
	Food Products – 0.3%
48,000	Dairy Farmers of America, Inc. (f)	7.88%	(a)	4,846,176
	Total $100 Par Preferred Securities			58,063,186
	(Cost $55,735,846)
$1,000 PAR PREFERRED SECURITIES – 3.9%
	Banks – 3.1%
7,719	Bank of America Corp., Series L	7.25%	(a)	11,420,646
23,451	Wells Fargo & Co., Series L	7.50%	(a)	35,469,872
				46,890,518
	Diversified Financial Services – 0.8%
12,000	Compeer Financial ACA (b) (c) (f)	6.75%	(a)	12,990,000
	Total $1,000 Par Preferred Securities			59,880,518
	(Cost $54,528,152)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage Real Estate Investment Trusts – 1.1%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(a)	16,260,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 106.1%
	Banks – 47.5%
$12,935,000	Australia & New Zealand Banking Group Ltd. (b) (c) (f) (j)	6.75%	(a)	15,209,426
13,000,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c) (j)	6.50%	(a)	14,186,250
5,000,000	Banco Mercantil del Norte S.A. (c) (f) (j)	7.50%	(a)	5,655,650
8,000,000	Banco Mercantil del Norte S.A. (c) (f) (j)	7.63%	(a)	9,139,320
7,400,000	Banco Mercantil del Norte S.A. (c) (f) (j)	8.38%	(a)	8,950,818
10,800,000	Banco Santander S.A. (b) (c) (j)	4.75%	(a)	11,043,000
12,600,000	Banco Santander S.A. (c) (j) (k)	7.50%	(a)	13,868,757
7,400,000	Bank of America Corp., Series X (b) (c)	6.25%	(a)	8,181,625
10,300,000	Bank of Nova Scotia (The) (b) (c)	4.90%	(a)	11,317,125
11,200,000	Barclays PLC (c) (j)	6.13%	(a)	12,483,856

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$17,048,000	Barclays PLC (b) (c) (j) (k)	7.88%	(a)	$17,695,739
47,760,000	Barclays PLC (b) (c) (j)	8.00%	(a)	54,177,750
8,550,000	BBVA Bancomer S.A. (c) (d) (f) (j)	5.88%	09/13/34	9,304,067
4,300,000	BNP Paribas S.A. (c) (f) (j)	7.38%	(a)	5,018,938
18,000,000	Citigroup, Inc. (b) (c)	3.88%	(a)	18,468,000
5,041,000	Citigroup, Inc. (b) (c)	5.90%	(a)	5,302,628
3,022,000	Citigroup, Inc. (c)	5.95%	(a)	3,175,729
6,437,000	Citigroup, Inc., Series D (c)	5.35%	(a)	6,678,387
8,600,000	Citigroup, Inc., Series P (b) (c)	5.95%	(a)	9,481,500
7,486,000	Citigroup, Inc., Series W (b) (c)	4.00%	(a)	7,753,999
7,200,000	Citizens Financial Group, Inc., Series F (b) (c)	5.65%	(a)	8,082,000
6,800,000	Citizens Financial Group, Inc., Series G (b) (c)	4.00%	(a)	6,936,000
25,000,000	CoBank ACB, Series I (b) (c)	6.25%	(a)	28,125,000
5,000,000	Comerica, Inc. (b) (c)	5.63%	(a)	5,575,000
2,800,000	Commerzbank AG (c) (j) (k)	7.00%	(a)	3,043,474
20,000,000	Credit Agricole S.A. (b) (c) (f) (j)	6.88%	(a)	22,388,900
6,600,000	Credit Agricole S.A. (b) (c) (f) (j)	7.88%	(a)	7,458,066
29,240,000	Credit Agricole S.A. (b) (c) (f) (j)	8.13%	(a)	35,677,800
2,000,000	Danske Bank A.S. (c) (j) (k)	4.38%	(a)	2,042,010
9,080,000	Danske Bank A.S. (c) (j) (k)	6.13%	(a)	9,714,193
6,740,000	Danske Bank A.S. (b) (c) (j) (k)	7.00%	(a)	7,586,712
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (c) (f)	6.20%	(a)	3,734,625
7,500,000	Farm Credit Bank of Texas, Series 4 (b) (c) (d) (f)	5.70%	(a)	8,212,500
689,000	Fifth Third Bancorp, Series H (c)	5.10%	(a)	713,804
6,725,000	Fifth Third Bancorp, Series L (b) (c)	4.50%	(a)	7,258,965
18,000,000	HSBC Holdings PLC (b) (c) (j)	6.38%	(a)	19,951,650
1,600,000	Huntington Bancshares, Inc., Series G (b) (c)	4.45%	(a)	1,722,000
14,092,000	ING Groep N.V. (c) (j)	5.75%	(a)	15,583,427
13,920,000	ING Groep N.V. (c) (j)	6.50%	(a)	15,579,960
6,000,000	ING Groep N.V. (b) (c) (j) (k)	6.88%	(a)	6,222,924
16,200,000	Intesa Sanpaolo S.p.A. (b) (c) (f) (j)	7.70%	(a)	18,599,544
6,806,000	JPMorgan Chase & Co., Series Q (c)	5.15%	(a)	7,044,210
7,667,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (e)	3.46%	(a)	7,679,156
13,045,000	Lloyds Banking Group PLC (b) (c) (j)	6.75%	(a)	15,012,643
21,213,000	Lloyds Banking Group PLC (b) (c) (j)	7.50%	(a)	23,965,175
2,000,000	Natwest Group PLC (c) (j)	4.60%	(a)	2,052,500
2,900,000	Natwest Group PLC (c) (j)	6.00%	(a)	3,229,875
1,200,000	Natwest Group PLC (b) (c) (j)	8.00%	(a)	1,420,710
24,400,000	Nordea Bank Abp (b) (c) (f) (j)	6.63%	(a)	28,095,502
6,000,000	Regions Financial Corp., Series D (b) (c)	5.75%	(a)	6,720,000
9,200,000	Skandinaviska Enskilda Banken AB (b) (c) (j) (k)	5.13%	(a)	9,834,294
26,700,000	Societe Generale S.A. (b) (c) (f) (j)	5.38%	(a)	28,902,750
4,200,000	Societe Generale S.A. (c) (f) (j)	7.38%	(a)	4,225,851
21,710,000	Societe Generale S.A. (b) (c) (f) (j)	7.88%	(a)	24,208,821
1,300,000	Societe Generale S.A. (c) (f) (j)	8.00%	(a)	1,536,437
9,400,000	Standard Chartered PLC (c) (f) (j)	6.00%	(a)	10,324,490
65,000	Standard Chartered PLC (c) (k)	7.01%	(a)	89,537
10,800,000	SVB Financial Group, Series C (b) (c)	4.00%	(a)	11,245,500
4,800,000	Swedbank AB, Series NC5 (c) (j) (k)	5.63%	(a)	5,220,384
2,779,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	2,894,551
6,175,000	Truist Financial Corp., Series P (b) (c)	4.95%	(a)	6,761,625
21,201,000	UniCredit S.p.A. (b) (c) (j) (k)	8.00%	(a)	23,572,862
5,000,000	UniCredit S.p.A. (c) (d) (f)	5.46%	06/30/35	5,524,598

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$14,681,000	Wells Fargo & Co., Series BB (b) (c)	3.90%	(a)	$15,250,109
				726,112,698
	Capital Markets – 10.4%
12,296,000	Apollo Management Holdings L.P. (b) (c) (d) (f)	4.95%	01/14/50	12,799,137
6,300,000	Bank of New York Mellon (The) Corp., Series G (b) (c)	4.70%	(a)	6,985,566
7,224,000	Charles Schwab (The) Corp., Series G (b) (c)	5.38%	(a)	8,085,101
21,590,000	Charles Schwab (The) Corp., Series I (b) (c)	4.00%	(a)	22,588,538
11,200,000	Credit Suisse Group AG (b) (c) (f) (j)	5.25%	(a)	11,774,000
20,100,000	Credit Suisse Group AG (b) (c) (f) (j)	6.38%	(a)	22,347,884
1,629,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	1,802,172
28,250,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	30,651,250
2,300,000	EFG International AG (c) (j) (k)	5.50%	(a)	2,452,755
15,449,000	Goldman Sachs Group (The), Inc., Series Q (b) (c)	5.50%	(a)	17,007,804
300,000	Goldman Sachs Group (The), Inc., Series R (b) (c)	4.95%	(a)	323,160
4,680,000	Goldman Sachs Group (The), Inc., Series T (b) (c)	3.80%	(a)	4,785,300
5,420,000	Goldman Sachs Group (The), Inc., Series U (c)	3.65%	(a)	5,457,940
5,700,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (e)	3.74%	(a)	5,722,915
4,800,000	UBS Group AG (c) (j) (k)	6.88%	(a)	5,514,893
1,165,000	UBS Group AG (c) (f) (j)	7.00%	(a)	1,280,853
				159,579,268
	Consumer Finance – 1.8%
16,061,000	American Express Co. (c)	3.55%	(a)	16,181,457
11,339,000	Capital One Financial Corp., Series M (b) (c)	3.95%	(a)	11,758,543
				27,940,000
	Diversified Financial Services – 4.1%
15,000,000	American AgCredit Corp. (b) (c) (f)	5.25%	(a)	15,375,000
9,300,000	Ares Finance Co., III LLC (c) (f)	4.13%	06/30/51	9,360,132
9,350,000	Capital Farm Credit ACA, Series 1 (b) (c) (f)	5.00%	(a)	9,770,750
3,800,000	Compeer Financial ACA (c) (f)	4.88%	(a)	3,876,000
6,750,000	Depository Trust & Clearing (The) Corp., Series D (c) (f)	3.38%	(a)	6,880,781
11,949,000	Voya Financial, Inc. (b) (c)	5.65%	05/15/53	12,655,963
4,781,000	Voya Financial, Inc., Series A (b) (c)	6.13%	(a)	5,163,480
				63,082,106
	Diversified Telecommunication Services – 1.0%
14,272,000	Koninklijke KPN N.V. (c) (d) (f)	7.00%	03/28/73	15,449,440
	Electric Utilities – 4.1%
35,976,000	Emera, Inc., Series 16-A (b) (c) (d)	6.75%	06/15/76	42,199,308
8,800,000	Enel S.p.A. (b) (c) (f)	8.75%	09/24/73	10,179,004
8,586,000	Southern (The) Co., Series 21-A (b) (c)	3.75%	09/15/51	8,771,887
2,110,000	Southern California Edison Co., Series E (c)	6.25%	(a)	2,145,614
				63,295,813
	Energy Equipment & Services – 1.7%
22,600,000	Transcanada Trust (b) (c) (d)	5.50%	09/15/79	25,182,050
	Food Products – 4.8%
6,000,000	Dairy Farmers of America, Inc. (b) (g)	7.13%	(a)	6,090,000
17,788,000	Land O’Lakes Capital Trust I (b) (d) (g)	7.45%	03/15/28	20,505,473
10,000,000	Land O’Lakes, Inc. (b) (f)	7.25%	(a)	10,787,800
33,000,000	Land O’Lakes, Inc. (b) (f)	8.00%	(a)	35,640,000
				73,023,273

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Gas Utilities – 0.4%
$5,775,000	South Jersey Industries, Inc. (b)	5.02%	04/15/31	$6,208,861
	Independent Power & Renewable Electricity Producers – 0.3%
3,900,000	AES Andes S.A. (c) (f)	6.35%	10/07/79	4,121,150
	Insurance – 14.4%
6,200,000	Allianz SE (c) (f)	3.50%	(a)	6,471,870
13,968,000	Asahi Mutual Life Insurance Co. (b) (c) (k)	6.50%	(a)	15,109,884
2,039,000	Asahi Mutual Life Insurance Co. (c) (k)	7.25%	(a)	2,091,911
17,585,000	Assurant, Inc. (b) (c) (d)	7.00%	03/27/48	20,490,991
5,150,000	Assured Guaranty Municipal Holdings, Inc. (c) (d) (f)	6.40%	12/15/66	5,649,900
16,490,000	AXIS Specialty Finance LLC (c) (d)	4.90%	01/15/40	17,634,526
8,704,000	Enstar Finance LLC (b) (c) (d)	5.75%	09/01/40	9,291,648
15,300,000	Fortegra Financial Corp. (b) (c) (d) (g)	8.50%	10/15/57	19,893,833
21,800,000	Global Atlantic Fin Co. (c) (f)	4.70%	10/15/51	22,143,509
6,200,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (e) (f)	2.28%	02/12/47	6,006,007
8,183,000	Kuvare US Holdings, Inc. (b) (c) (f)	7.00%	02/17/51	8,517,384
2,000,000	La Mondiale SAM (b) (c) (k)	5.88%	01/26/47	2,289,282
18,700,000	Markel Corp. (b) (c)	6.00%	(a)	20,756,813
2,442,000	Nationwide Financial Services Capital Trust (d) (l)	7.90%	03/01/37	3,026,422
2,910,000	Nationwide Financial Services, Inc. (b) (d)	6.75%	05/15/37	3,579,300
2,000,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (e)	3.20%	05/15/55	2,007,519
12,900,000	QBE Insurance Group Ltd. (b) (c) (f)	5.88%	(a)	14,190,000
7,600,000	QBE Insurance Group Ltd. (b) (c) (f)	7.50%	11/24/43	8,569,000
22,465,000	QBE Insurance Group Ltd. (b) (c) (k)	6.75%	12/02/44	25,651,099
2,000,000	QBE Insurance Group Ltd. (c) (k)	5.88%	06/17/46	2,240,288
5,070,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (e)	2.78%	12/15/65	4,920,161
				220,531,347
	Multi-Utilities – 1.0%
1,900,000	CenterPoint Energy, Inc., Series A (b) (c)	6.13%	(a)	2,010,438
6,400,000	NiSource, Inc. (b) (c)	5.65%	(a)	6,728,000
6,000,000	Sempra Energy (b) (c)	4.88%	(a)	6,562,500
				15,300,938
	Oil, Gas & Consumable Fuels – 9.4%
6,115,000	BP Capital Markets PLC (b) (c)	4.88%	(a)	6,766,553
2,000,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	1,856,140
14,561,000	DCP Midstream L.P., Series A (b) (c)	7.38%	(a)	14,190,210
3,907,000	DCP Midstream Operating L.P. (c) (f)	5.85%	05/21/43	3,633,412
27,810,000	Enbridge, Inc. (b) (c)	6.25%	03/01/78	30,979,278
21,262,000	Enbridge, Inc., Series 16-A (b) (c)	6.00%	01/15/77	23,622,946
15,150,000	Enbridge, Inc., Series 20-A (b) (c)	5.75%	07/15/80	17,157,527
20,365,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (e)	3.19%	11/01/66	16,865,682
5,510,000	Energy Transfer L.P., Series F (c)	6.75%	(a)	5,527,082
2,236,000	Energy Transfer L.P., Series H (c)	6.50%	(a)	2,300,419
13,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b) (e)	2.91%	06/01/67	12,484,451
8,287,000	Enterprise Products Operating LLC, Series D (b) (c)	4.88%	08/16/77	8,227,746
				143,611,446
	Trading Companies & Distributors – 3.6%
41,445,000	AerCap Holdings N.V. (b) (c)	5.88%	10/10/79	43,577,760
4,863,000	Air Lease Corp., Series B (c) (d)	4.65%	(a)	5,093,992

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors (Continued)
$5,700,000	Aircastle Ltd. (c) (d) (f)	5.25%	(a)	$5,771,250
				54,443,002
	Transportation Infrastructure – 1.6%
18,772,000	AerCap Global Aviation Trust (b) (c) (f)	6.50%	06/15/45	20,191,820
3,844,000	BNSF Funding Trust I (c) (d)	6.61%	12/15/55	4,372,550
				24,564,370
	Total Capital Preferred Securities			1,622,445,762
	(Cost $1,502,413,595)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.3%
	Insurance – 1.3%
18,440,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (f) (m)	7.63%	10/15/25	19,588,259
	(Cost $18,893,822)
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
6,600,000	AmTrust Financial Services, Inc. (d)	6.13%	08/15/23	6,667,685
	(Cost $6,590,686)

	Total Investments – 142.6%	2,181,235,047
	(Cost $2,027,236,286) (n)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENTS – (6.5)%
(100,000,000)	Scotia Bank, due 10/29/21, 1 month LIBOR plus 65 bps	(100,000,000)
	Outstanding Loans – (37.9)%	(580,000,000)
	Net Other Assets and Liabilities – 1.8%	28,169,729
	Net Assets – 100.0%	$1,529,404,776

(a)	Perpetual maturity.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds with a remaining contractual maturity of 30-90 days. At July 31, 2021, securities noted as such are valued at $107,372,145.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $603,848,043 or 39.5% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, securities noted as such are valued at $16,260,000 or 1.1% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2021, securities noted as such amounted to $598,008,332 or 27.1% of managed assets. Of these securities, 5.5% originated in emerging markets, and 94.5% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), this security paid all of its interest in cash.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $157,084,966 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,086,205. The net unrealized appreciation was $153,998,761.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 59,737,714	$ 54,247,384	$ 5,490,330	$ —
Capital Markets	29,971,794	28,758,652	1,213,142	—
Insurance	116,804,897	91,117,380	25,687,517	—
Multi-Utilities	26,819,953	9,071,476	17,748,477	—
Other industry categories*	164,995,279	164,995,279	—	—
$100 Par Preferred Securities*	58,063,186	—	58,063,186	—
$1,000 Par Preferred Securities:
Banks	46,890,518	46,890,518	—	—
Diversified Financial Services	12,990,000	—	12,990,000	—
$1,000,000 Par Preferred Securities*	16,260,000	—	—	16,260,000
Capital Preferred Securities*	1,622,445,762	—	1,622,445,762	—
Foreign Corporate Bonds and Notes*	19,588,259	—	19,588,259	—
Corporate Bonds and Notes*	6,667,685	—	6,667,685	—
Total Investments	$ 2,181,235,047	$ 395,080,689	$ 1,769,894,358	$ 16,260,000

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreements	$ (100,000,000)	$ —	$ (100,000,000)	$ —

*	See Portfolio of Investments for industry breakout.
Level 3 Par Preferred Securities are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2020
$1,000,000 Par Preferred Securities	$14,725,500
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	1,534,500
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2021
$1,000,000 Par Preferred Securities	16,260,000
Total Level 3 holdings	$16,260,000
There was a net change of $1,534,500 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2021.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Restricted Securities
As of July 31, 2021, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$101.50	$6,000,000	$6,090,000	0.40%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	130.03	15,344,052	19,893,833	1.30
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,355,000	15,990,000	16,260,000	1.06
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	115.28	18,406,776	20,505,473	1.34
				$55,740,828	$62,749,306	4.10%